UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE


                   Report for the Quarter Ended June 30, 2007


                          AMERICAN FINANCIAL GROUP, INC.
                           RETIREMENT AND SAVINGS PLAN
                 One East Fourth Street, Cincinnati, Ohio 45202
    -------------------------------------------------------------------------
    (Name and Address of Institutional Investment Manager Filing this Report)


                         Form 13F File Number:  28-4499


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

                     Sandra W. Heimann and Thomas E. Mischell
                           Administrative Plan Committee
                                (513) 579-2121
                -----------------------------------------------
                (Name, Title and Phone Number of Person Signing
                 this Report on Behalf of Reporting Manager)


Signatures:

/s/Sandra W. Heimann                     Cincinnati, Ohio      August 10, 2007
----------------------------------
Sandra W. Heimann

and

/s/Thomas E. Mischell                    Cincinnati, Ohio      August 10, 2007
----------------------------------
Thomas E. Mischell

and

/s/Mark F. Muething                      Cincinnati, Ohio      August 10, 2007
----------------------------------
Mark F. Muething

Report Type:
     [X]  13F HOLDINGS REPORT.
     [ ]  13F NOTICE.
     [ ]  13F COMBINATION REPORT.

                            FORM 13F SUMMARY PAGE
                            ---------------------




Number of Other Included Managers:                         0
                                                      ----------

Form 13F Information Table Entry Total:                    2
                                                      ----------

Form 13F Information Table Value Total (thousands):    $262,082
                                                      ----------


Name and 13F file numbers of all Institutional Investment Managers with respect to which this schedule is filed: NONE













                                                FORM 13F INFORMATION TABLE


                                                   Column 4: Column 5:                              Column 8:
                             Column 2:               Market  Shares or    Column 6: Column 7:   Voting Authority
            Column 1:         Title of  Column 3:     Value  Principal   Investment   Other   ---------------------
          Name of Issuer       Class     CUSIP       (000's)    Amount   Discretion  Managers   Sole    Shared  None
          --------------     --------- ----------- --------- ---------   ---------- --------- --------- ------  ----
GREAT AMERN FINL RES INC        COM    389915 10 9  $ 34,662 1,432,925SH     Other			     1,432,925
AMERICAN FINL GROUP INC OHIO    COM    025932 10 4   227,420 6,659,420SH     Other                           6,659,420
                                                    --------
                                                    $262,082
                                                    ========